Redeemable Non-Controlling Interests (Tables)	12 Months Ended
Mar. 31, 2024
Redeemable Non-Controlling Interests [Abstract]
Schedule of Redeemable Non-Controlling Interests Activity

The following tables provides details of the redeemable non-controlling interests activity for the years ended March 31, 2022, 2023 and 2024:

	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2024
	RMB	RMB	RMB

Beginning balance	5,947	6,522	7,197
Accretion of redeemable non-controlling interests	575	675	766
Ending balance	6,522	7,197	7,963